DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DEFERRED REVENUE

	December 31,	December 31,
	2023	2022

Deferred revenue - beginning of year	$17,506	$63,009
Net change in time frame for a performance obligation (satisfied)/ to be satisfied	(17,506)	(45,503)
Deferred revenue - end of year	$-	$17,506